General Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 29, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General Information [Line Items]
Bonus shares and reverse share split, description		On February 23, 2023, the Company purchased approximately 49% of the issued and outstanding shares of common stock of SciSparc Nutraceuticals Inc. (“SciSparc U.S”).
Net loss		$ (4,598)	$ (2,201)	$ (1,540)
Net cash provided by (Used in) operating activities		(2,668)	(4,840)	$ (863)
Accumulated deficit		$ (8,276)	$ (3,678)
Subsequent Event [Member]
General Information [Line Items]
Private placement transaction	$ 7,275